Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary compensation table total for CEO(1)(3)	Compensation actually paid to CEO(1)(4)	Average summary compensation table for non-CEO named executive officers(2)(3)	Average compensation actually paid to non-CEO named executive officers(2)(4)	Value of initial fixed of $100 investment based on:		Net in-come (loss)
					Total shareholder return	Peer group total share-holder return
2025	$6,064,754	$22,797,549	$2,123,161	$5,066,824	$503	$231	(136,005,000)
2024	$6,531,146	$62,814,773	$4,385,684	$13,225,376	$330	$192	(83,162,000)
2023	$6,570,109	$4,253,922	$1,937,951	$1,056,145	$111	$154	112,520,000

(1)
Mr. Wilk was our CEO for each of 2023, 2024 and 2025.

(2)
Our non-CEO NEOs were Ms. Gourbault, Dr. Lowe, Mr. Maes and Mr. Fitzsimmons for 2023; Dr. Lowe and Mr. D. Cote and for 2024; and Ms. Holt, Dr. Lowe, Ms. Gourbault, Mr. Maes and Mr. Fitzsimmons for 2025.

(3)
Amounts reflect total compensation reported for our NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” of the applicable year’s proxy statement.

(4)
Compensation actually paid (CAP) has been calculated based on requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at what intrinsic value they will actually vest. To calculate CAP, the following amounts were deducted from or added to the total compensation number shown in the Summary Compensation Table:
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2023	2024	2025
Summary Compensation Table Total	$6,570,109	$6,531,146	$6,064,754
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$5,500,985	$5,283,217	$4,400,000
Plus: Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$(857,463)	$14,201,803	$1,875,891
Plus/(Minus): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$4,042,261	$47,365,041	$19,256,904
Plus/(Minus): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	$0	$0	$0
CAP Amount	$4,253,922	$62,814,773	$22,797,549
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for non-CEO	2023	2024	2025
Summary Compensation Table Total	$1,937,951	$4,385,684	$2,123,161
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$1,272,105	$3,828,320	$1,402,000
Plus: Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$(198,288)	$3,190,038	$393,533
Plus/(Minus): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$575,106	$9,477,973	$3,952,130
Plus/(Minus): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	$13,481	$0	$0
CAP Amount	$1,056,145	$13,225,376	$5,066,824

Named Executive Officers, Footnote
(1)
Mr. Wilk was our CEO for each of 2023, 2024 and 2025.

(2)
Our non-CEO NEOs were Ms. Gourbault, Dr. Lowe, Mr. Maes and Mr. Fitzsimmons for 2023; Dr. Lowe and Mr. D. Cote and for 2024; and Ms. Holt, Dr. Lowe, Ms. Gourbault, Mr. Maes and Mr. Fitzsimmons for 2025.

PEO Total Compensation Amount	$ 6,064,754	$ 6,531,146	$ 6,570,109
PEO Actually Paid Compensation Amount	$ 22,797,549	62,814,773	4,253,922
Adjustment To PEO Compensation, Footnote
(3)
Amounts reflect total compensation reported for our NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” of the applicable year’s proxy statement.

(4)
Compensation actually paid (CAP) has been calculated based on requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at what intrinsic value they will actually vest. To calculate CAP, the following amounts were deducted from or added to the total compensation number shown in the Summary Compensation Table:
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2023	2024	2025
Summary Compensation Table Total	$6,570,109	$6,531,146	$6,064,754
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$5,500,985	$5,283,217	$4,400,000
Plus: Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$(857,463)	$14,201,803	$1,875,891
Plus/(Minus): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$4,042,261	$47,365,041	$19,256,904
Plus/(Minus): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	$0	$0	$0
CAP Amount	$4,253,922	$62,814,773	$22,797,549

Non-PEO NEO Average Total Compensation Amount	$ 2,123,161	4,385,684	1,937,951
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,066,824	13,225,376	1,056,145
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reflect total compensation reported for our NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” of the applicable year’s proxy statement.

(4)
Compensation actually paid (CAP) has been calculated based on requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at what intrinsic value they will actually vest. To calculate CAP, the following amounts were deducted from or added to the total compensation number shown in the Summary Compensation Table:
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for non-CEO	2023	2024	2025
Summary Compensation Table Total	$1,937,951	$4,385,684	$2,123,161
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$1,272,105	$3,828,320	$1,402,000
Plus: Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$(198,288)	$3,190,038	$393,533
Plus/(Minus): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$575,106	$9,477,973	$3,952,130
Plus/(Minus): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	$13,481	$0	$0
CAP Amount	$1,056,145	$13,225,376	$5,066,824

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 503	330	111
Peer Group Total Shareholder Return Amount	231	192	154
Net Income (Loss)	$ (136,005,000)	(83,162,000)	112,520,000
PEO Name	Mr. Wilk
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,400,000)	(5,283,217)	(5,500,985)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,875,891	14,201,803	(857,463)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,256,904	47,365,041	4,042,261
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,402,000)	(3,828,320)	(1,272,105)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,533	3,190,038	(198,288)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,952,130	9,477,973	575,106
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 13,481